Bank Loans and issuance of Debt Securities - Summary of Reconciliation of Liabilities Arising From Financing Activities (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 MXN ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Beginning balance	$ 13,399,406
Non-cash changes, Proceeds from issuance of Debt securities	3,000,000
Non-cash changes, Proceeds from Debt long-term	96,308
Non-cash changes, Exchange effects	(195,128)
Fair value adjustments	397,750
Debt Securities Current Portion [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Non-cash changes, Long-term reclassification	2,200,000
Long-Term Borrowings [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Beginning balance	4,535,863
Non-cash changes, Proceeds from Debt long-term	96,308
Non-cash changes, Exchange effects	(195,128)
Debt Securities [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Beginning balance	9,000,000
Non-cash changes, Proceeds from issuance of Debt securities	3,000,000
Non-cash changes, Long-term reclassification	(2,200,000)
Derivative Financial Instruments [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Beginning balance	(136,457)
Fair value adjustments	$ 397,750